Financial Instruments - Summary of Net Cash Position (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents		$ 96,929	$ 85,444	$ 99,829	$ 69,803
Investments		205,776	150,400
Long-term debt (includes current portion)	[1]	(33,600)	(61,800)
Net cash position		$ 269,105	$ 174,044

[1]	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.